Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000256479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	$ 9,425		$ 9,617.86	$ 12,301.56	$ 12,927.2	$ 15,324.46	$ 20,394.52	$ 23,188.94	$ 17,174.77	$ 17,659.45	$ 25,093.54	$ 28,925.73
C000256478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000.01		10,125.89	12,848.92	13,394.29	15,751.44	20,797.89	23,466.78	17,249.2	17,589.6	24,788.24	28,345.75
C000256477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	4,999,999.99		5,123,939.11	6,577,103.86	6,935,592.23	8,252,256.83	11,022,149.45	12,577,733.28	9,346,429.5	9,644,146.22	13,745,188.85	15,894,917.69
C000256476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	5,000,000		5,116,610.16	6,560,005.14	6,910,046.95	8,210,765.01	10,952,153.85	12,480,317.81	9,264,940.86	9,546,148.54	13,590,588	15,697,806.55
C000256494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	9,425		8,985.27	11,521.51	10,311.68	11,332.47	12,373.13	14,063.02	13,050.87	14,538.03	16,554.74	21,987.48
C000256491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000		9,449.76	12,009.45	10,662.12	11,614.37	12,581.09	14,190.87	13,074.1	14,451.12	16,336.48	21,542.39
C000256492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	5,000,000.01		4,767,740.28	6,113,508.77	5,471,557.3	6,013,208.95	6,565,394.95	7,462,080.35	6,937,663.57	7,762,704.92	8,870,333.09	11,829,242.87
C000256493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	4,999,999.99		4,782,972.99	6,158,467.72	5,533,152.32	6,106,861.63	6,698,346.54	7,648,637.9	7,129,774.03	7,977,262.62	9,118,403.18	12,153,939.46
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Accumulated Value	10,000		10,805.82126	13,277.49173	14,110.57116	16,383.7774	19,243.77899	24,616.83282	22,349.5982	25,442.74502	34,065.58743	39,175.27126
S And P 500 Total Return C000256477 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,402,910.63	6,638,745.86	7,055,285.58	8,191,888.7	9,621,889.49	12,308,416.41	11,174,799.1	12,721,372.51	17,032,793.71	19,587,635.63
S And P 500 Total Return C000256478 Index [Member]
Account Value [Line Items]
Accumulated Value			10,805.82	13,277.49	14,110.57	16,383.78	19,243.78	24,616.83	22,349.6	25,442.75	34,065.59	39,175.27
MSCI EAFE Net Total Return USD C000256491 Index [Member]
Account Value [Line Items]
Accumulated Value			9,634.48	12,261.52	11,288.27	12,692.23	13,501.2	14,954.62	13,437.69	15,099.02	16,893.34	21,032.55
MSCI EAFE Net Total Return USD C000256492 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,817,242.05	6,130,759.5	5,644,135.36	6,346,113.95	6,750,599.09	7,477,310.58	6,718,847.46	7,549,512.17	8,446,668.89	10,516,274.04
MSCI ACWI Ex USA Net Total Return USD C000256492 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,998,493.24	6,377,737.65	5,859,945.29	6,516,032.38	7,136,612.24	7,789,017.78	6,864,229.66	7,499,988.27	8,477,415.81	10,684,734.8
MSCI EAFE Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Net Total Return USD Index
Accumulated Value	10,000		9,634	12,262	11,288	12,692	13,501	14,955	13,438	15,099	16,893	21,033
MSCI ACWI Ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Ex USA Net Total Return USD Index
Accumulated Value	10,000		9,996.99	12,755.48	11,719.89	13,032.06	14,273.22	15,578.04	13,728.46	14,999.98	16,954.83	21,369.47
Russell Midcap Growth Total Return C000256477 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,226,970.54	6,535,271.87	6,882,888.33	8,379,975.79	10,969,006.17	12,913,057.97	10,102,067.1	11,109,785.53	15,560,957.21	16,072,744.99
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Total Return Index
Accumulated Value	$ 10,000		10,453.94108	13,070.54374	13,765.77666	16,759.95158	21,938.01234	25,826.11593	20,204.13419	22,219.57106	31,121.91443	32,145.48997
Russell Midcap Growth Total Return C000256478 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,453.94	$ 13,070.54	$ 13,765.78	$ 16,759.95	$ 21,938.01	$ 25,826.12	$ 20,204.13	$ 22,219.57	$ 31,121.91	$ 32,145.49